Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets [Abstract]
Net operating loss before carryforwards
Unrecognized loss carryforwards